RELATED PARTY TRANSACTIONS - Trade Payables (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Transactions with related parties
Trade payables (Note 17)	Rp 1,872	Rp 2,157
Total trade payables	Rp 1,872	Rp 2,157
% of total liabilities	1.42%	1.71%
Ministry of Finance
Transactions with related parties
Trade payables (Note 17)	Rp 8	Rp 1
% of total liabilities	0.01%	0.00%
Entities under common control
Transactions with related parties
Trade payables (Note 17)	Rp 1,859	Rp 1,613
% of total liabilities	1.41%	1.28%
MoCI
Transactions with related parties
Trade payables (Note 17)	Rp 1,329	Rp 1,204
% of total liabilities	1.01%	0.96%
Indosat
Transactions with related parties
Trade payables (Note 17)	Rp 144	Rp 31
% of total liabilities	0.11%	0.02%
Others, (each below Rp75 billion)
Transactions with related parties
Trade payables (Note 17)	Rp 386	Rp 378
% of total liabilities	0.29%	0.30%
Others (each below Rp 75 billion)
Transactions with related parties
Trade payables (Note 17)		Rp 470
% of total liabilities		0.37%
Associates
Transactions with related parties
Trade payables (Note 17)	Rp 5	Rp 73
% of total liabilities	0.00%	0.06%